Strategic Alternatives Fund Annual Fund Operating Expenses - Strategic Alternatives Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Component1 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	0.01%	[1]
Net Expenses (as a percentage of Assets)	1.44%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Component1 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.07%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	1.69%

[1]	The Adviser has agreed to reimburse expenses to the extent needed to limit total annual operating expenses (without regard to any expense reductions realized through the use of directed brokerage) excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and expenses incurred in connection with the short sales of securities to 1.32% for the Institutional Class and 1.57% for the Investor Class (the Expense Limitation). This Expense Limitation applies to Fund operating expenses only and will remain in place until April 30, 2027. If expenses fall below the levels noted above within three years from the date on which the Adviser made such reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed the Expense Limitation on the date on which: (i) the expenses were reimbursed; or (ii) the repayment would be made, whichever is lower. The contractual Expense Limitation can only be terminated by the Board of Directors of GuideStone Funds.